Income Taxes (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Percent	33.10%	(173.00%)	29.60%	28.30%
Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	25.00%		25.00%
CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	9.00%		9.00%
Tax Year 2015 [Member]
Effective Income Tax Rate Reconciliation, Percent	39.00%		39.00%
Tax Year 2015 [Member] | Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	25.00%		25.00%
Tax Year 2015 [Member] | CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	9.00%		9.00%
Tax Year 2015 [Member] | CREE Surtax [Member]
Effective Income Tax Rate Reconciliation, Percent	5.00%		5.00%
Tax Year 2016 [Member]
Effective Income Tax Rate Reconciliation, Percent	40.00%		40.00%
Tax Year 2016 [Member] | Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	25.00%		25.00%
Tax Year 2016 [Member] | CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	9.00%		9.00%
Tax Year 2016 [Member] | CREE Surtax [Member]
Effective Income Tax Rate Reconciliation, Percent	6.00%		6.00%
Tax Year 2017 [Member]
Effective Income Tax Rate Reconciliation, Percent	42.00%		42.00%
Tax Year 2017 [Member] | Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	25.00%		25.00%
Tax Year 2017 [Member] | CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	9.00%		9.00%
Tax Year 2017 [Member] | CREE Surtax [Member]
Effective Income Tax Rate Reconciliation, Percent	8.00%		8.00%
Tax Year 2018 [Member]
Effective Income Tax Rate Reconciliation, Percent	43.00%		43.00%
Tax Year 2018 [Member] | Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	25.00%		25.00%
Tax Year 2018 [Member] | CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	9.00%		9.00%
Tax Year 2018 [Member] | CREE Surtax [Member]
Effective Income Tax Rate Reconciliation, Percent	9.00%		9.00%
Tax Year 2019 [Member]
Effective Income Tax Rate Reconciliation, Percent	34.00%		34.00%
Tax Year 2019 [Member] | Income Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	25.00%		25.00%
Tax Year 2019 [Member] | CREE Tax [Member]
Effective Income Tax Rate Reconciliation, Percent	9.00%		9.00%
Tax Year 2019 [Member] | CREE Surtax [Member]
Effective Income Tax Rate Reconciliation, Percent	0.00%		0.00%